Related party transactions - Summary (Details) - CAD ($)		12 Months Ended
	Nov. 01, 2020	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Expenses incurred with related parties		$ 1,200,000	$ 1,700,000	$ 1,000,000.0
Amounts payable, related party transactions		300,000	400,000
Lease liabilities		254,800,000	227,900,000	0
Disclosure of transactions between related parties [abstract]
Short term employee benefits		13,200,000	9,100,000	13,200,000
Long term employee benefits		100,000	100,000	100,000
Share-based compensation		8,600,000	5,900,000	2,900,000
Compensation expense		21,900,000	15,100,000	16,200,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		0	0
Lease liabilities		4,600,000	5,300,000
Operating costs, leases and other		$ 1,200,000	$ 1,400,000	$ 600,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Liabilities incurred	$ 3,000,000.0
Amortization period of acquisition-related costs	2 years